Condensed Consolidated Statements of Stockholders' Deficit - USD ($)	Preferred Stock [Member] Deep Medicine Acquisition Corp [Member]	Preferred Stock [Member]	Common Stock [Member] Deep Medicine Acquisition Corp [Member] Common Class A [Member]	Common Stock [Member] Deep Medicine Acquisition Corp [Member] Common Class B [Member]	Common Stock [Member] Series A Common Stock [Member]	Common Stock [Member] Series B Common Stock [Member]	Treasury Stock, Common [Member] Deep Medicine Acquisition Corp [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member] Deep Medicine Acquisition Corp [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member] Deep Medicine Acquisition Corp [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member] Deep Medicine Acquisition Corp [Member]	Retained Earnings [Member]	Deep Medicine Acquisition Corp [Member]	Total
Balance at Mar. 31, 2021				$ 316					$ 49,684				$ (59,395)		$ (9,395)
Balance, shares at Mar. 31, 2021				3,162,500
Class A common stock issued in IPO			$ 1,265						126,498,735						126,500,000
Class A common stock issued in IPO, shares			12,650,000
Offering cost									(2,855,000)						(2,855,000)
Deferred underwriting commission									(4,427,500)						(4,427,500)
Common stock Series B issued in Merger			$ 10						(10)
Common stock Series B issued in Merger, shares			101,200
Sale of 519,500 private units			$ 52						5,194,948						5,195,000
Sale of 519,500 private units, shares			519,500
Class A common stock subject to possible redemption			$ (1,265)						(127,763,735)						(127,765,000)
Class A common stock subject to possible redemption, shares			(12,650,000)
Reclassification from negative additional paid-in capital to accumulated deficit									3,302,878				(3,302,878)
Net loss													(414,045)		(414,045)
Balance at Mar. 31, 2022			$ 62	$ 316									(3,776,318)		(3,775,940)
Balance, shares at Mar. 31, 2022			620,700	3,162,500
Net loss													(154,420)		(154,420)
Balance at Jun. 30, 2022			$ 62	$ 316									(3,930,738)		(3,930,360)
Balance, shares at Jun. 30, 2022			620,700	3,162,500
Balance at Mar. 31, 2022			$ 62	$ 316									(3,776,318)		(3,775,940)
Balance, shares at Mar. 31, 2022			620,700	3,162,500
Net loss															257,372
Balance at Dec. 31, 2022			$ 378		$ 100			$ (2,037,000)		$ 681,956			(5,753,641)	$ (2,075,815)	(5,753,263)	$ (3,430,759)
Balance, shares at Dec. 31, 2022			3,783,200	0	11,308			(4,692)
Balance at Mar. 31, 2022			$ 62	$ 316									(3,776,318)		(3,775,940)
Balance, shares at Mar. 31, 2022			620,700	3,162,500
Accretion for Class A common stock to redemption amount													(2,264,084)		(2,264,084)
Conversion from Class B to Class A			$ 316	$ (316)
Conversion from Class B to Class A, shares			3,162,500	(3,162,500)
Net loss													(400,232)		(400,232)
Balance at Mar. 31, 2023			$ 378		$ 109			$ (2,037,000)		5,175,280		11,914	(6,440,634)	(7,426,992)	(6,440,256)	(4,276,689)
Balance, shares at Mar. 31, 2023			3,783,200		12,129			(4,692)
Balance at Jun. 30, 2022			$ 62	$ 316									(3,930,738)		(3,930,360)
Balance, shares at Jun. 30, 2022			620,700	3,162,500
Accretion for Class A common stock to redemption amount													(463,444)		(463,444)
Net loss													(165,559)		(165,559)
Balance at Sep. 30, 2022			$ 62	$ 316									(4,559,741)		(4,559,363)
Balance, shares at Sep. 30, 2022			620,700	3,162,500
Accretion for Class A common stock to redemption amount													(1,771,251)		(1,771,251)
Conversion from Class B to Class A			$ 316	$ (316)
Conversion from Class B to Class A, shares			3,162,500	(3,162,500)
Net loss													577,351		577,351
Balance at Dec. 31, 2022			$ 378		$ 100			$ (2,037,000)		681,956			(5,753,641)	(2,075,815)	(5,753,263)	(3,430,759)
Balance, shares at Dec. 31, 2022			3,783,200	0	11,308			(4,692)
Net loss														(5,351,177)		(5,351,177)
Issuance of common stock for services					$ 9					4,493,324						4,493,333
Issuance of common stock for services, shares					821
Unrealized gain in fair value of short term investments												11,914				11,914
Balance at Mar. 31, 2023			$ 378		$ 109			$ (2,037,000)		5,175,280		11,914	(6,440,634)	(7,426,992)	(6,440,256)	(4,276,689)
Balance, shares at Mar. 31, 2023			3,783,200		12,129			(4,692)
Accretion for Class A common stock to redemption amount													(310,535)		(310,535)
Net loss													(261,565)		(261,565)
Balance at Jun. 30, 2023			$ 378										(7,012,734)		(7,012,356)
Balance, shares at Jun. 30, 2023			3,783,200
Balance at Mar. 31, 2023			$ 378		$ 109			$ (2,037,000)		5,175,280		11,914	(6,440,634)	(7,426,992)	(6,440,256)	(4,276,689)
Balance, shares at Mar. 31, 2023			3,783,200		12,129			(4,692)
Net loss															(891,865)
Balance at Dec. 31, 2023			$ 378		$ 120			$ (2,037,000)		10,479,738		(1,662)	(7,789,256)	(12,358,924)	(7,788,878)	(3,917,728)
Balance, shares at Dec. 31, 2023			3,783,200		13,098			(4,692)
Balance at Jun. 30, 2023			$ 378										(7,012,734)		(7,012,356)
Balance, shares at Jun. 30, 2023			3,783,200
Accretion for Class A common stock to redemption amount													(90,687)		(90,687)
Net loss													(270,346)		(270,346)
Balance at Sep. 30, 2023			$ 378										(7,373,767)		(7,373,389)
Balance, shares at Sep. 30, 2023			3,783,200
Accretion for Class A common stock to redemption amount													(55,535)		(55,535)
Net loss													(359,954)		(359,954)
Balance at Dec. 31, 2023			$ 378		$ 120			$ (2,037,000)		10,479,738		(1,662)	$ (7,789,256)	(12,358,924)	$ (7,788,878)	(3,917,728)
Balance, shares at Dec. 31, 2023			3,783,200		13,098			(4,692)
Common stock Series B issued in Merger						$ 172				(172)
Common stock Series B issued in Merger, shares						1,716,860
Net loss														(1,301,864)		(1,301,864)
Unrealized gain in fair value of short term investments
Realized gain in fair value of short term investments												1,662				1,662
Common stock exchanged in Merger					$ (120)					(3,854,573)						(3,854,693)
Common stock exchanged in Merger, shares					(13,098)
Common stock Series A exchanged and issued in Merger					$ 1,154					(1,154)
Common stock Series A exchanged and issued in Merger, shares					11,538,252
Balance at Mar. 31, 2024					$ 1,154	$ 172		$ (2,037,000)		$ 6,623,839		$ (0)		$ (13,660,788)		$ (9,072,623)
Balance, shares at Mar. 31, 2024					11,538,252	1,716,860		(4,692)